Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development		$ 18,381	$ 16,977	$ 6,334
General and administrative		7,078	11,556	6,033
Total operating expenses		25,459	28,533	12,367
Financing expense (income), net		(1,238)	(353)	111
Loss before taxes		24,221	28,180	12,478
Tax benefit		0	(534)	0
Net loss for the year		$ 24,221	$ 27,646	$ 12,478
Basic loss per Ordinary Share		$ 0.103	$ 0.121	$ 0.06
Diluted loss per Ordinary Share		$ 0.103	$ 0.121	$ 0.06
Weighted average number of Ordinary Shares outstanding, basic	[1]	234,998,859	227,589,288	207,468,650
Weighted average number of Ordinary Shares outstanding, diluted	[1]	234,998,859	227,589,288	207,468,650

[1]	Number of shares has been retroactively adjusted to reflect the share reverse split effected on March 16, 2021 (refer to Note 1)